Fair values (Tables)	12 Months Ended
Dec. 31, 2022
Fair values
Fair value of financial assets and liabilities measured at fair value on a recurring basis
Total
December 31, 2022 ($ in millions) Level 1 Level 2 Level 3 fair value
Assets
Securities in “Marketable

securities and short-term

investments”:
Equity securities

355 355
Debt securities—U.S. government

obligations

255 255
Debt securities—Other government

obligations

58 58
Debt securities—Corporate

57 57
Derivative assets—current

in “Other current

assets”

184 184
Derivative assets—non-current

in “Other non-current

assets”

27 27
Total 255 681 — 936
Liabilities
Derivative liabilities—current

in “Other current liabilities”

121 121
Derivative liabilities—non-current

in “Other non-current liabilities”

367 367
Total — 488 — 488
Total
December 31, 2021 ($ in millions) Level 1 Level 2 Level 3 fair value
Assets
Securities in “Marketable

securities and short-term

investments”:
Equity securities

587 587
Debt securities—U.S. government

obligations

209 209
Debt securities—Corporate

74 74
Derivative assets—current

in “Other current

assets”

176 176
Derivative assets—non-current

in “Other non-current

assets”

41 41
Total 209 878 — 1,087
Liabilities
Derivative liabilities—current

in “Other current liabilities”

133 133
Derivative liabilities—non-current

in “Other non-current liabilities”

131 131
Total — 264 — 264

Schedule of fair values of financial instruments carried on a cost basis
Carrying Total
December 31, 2022 ($ in millions) value Level 1 Level 2 Level 3 fair value
Assets
Cash and equivalents (excluding

securities

with original maturities

up to 3 months):
Cash

1,697 1,697 1,697
Time deposits

2,459 2,459 2,459
Restricted cash 18 18 18
Liabilities
Short-term debt and current

maturities of long-term

debt

(excluding finance lease obligations)

2,500 1,068 1,432 2,500
Long-term debt (excluding

finance lease obligations)

4,976 4,813 30 4,843
Carrying Total
December 31, 2021 ($ in millions) value Level 1 Level 2 Level 3 fair value
Assets
Cash and equivalents (excluding

securities

with original maturities

up to 3 months):
Cash

2,422 2,422 2,422
Time deposits

1,737 1,737 1,737
Restricted cash 30 30 30
Marketable securities and

short-term investments

(excluding

securities):
Time deposits

300 300 300
Restricted cash, non-current 300 300 300
Liabilities
Short-term debt and current

maturities of long-term

debt

(excluding finance lease obligations)

1,357 1,288 69 1,357
Long-term debt (excluding

finance lease obligations)

4,043 4,234 58 4,292